DEBT - Rollforward of Senior Notes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) $ / $	Dec. 31, 2016 CAD ($) $ / $
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 381,254
Unrealized gain (loss) on foreign exchange	22,165	$ 9,939
Ending balance	396,901	381,254
Unrealized gain (loss) on foreign exchange contracts	3,867	2,021
Senior Notes
Disclosure of detailed information about borrowings [line items]
Beginning balance	324,691	332,024
Unrealized gain (loss) on foreign exchange	(22,079)	(9,879)
Amortization of discount and debt issue costs	2,797	2,601
Ending balance	$ 305,409	$ 324,691
Foreign Exchange Rate | $ / $	1.2518	1.3427
Unrealized gain (loss) on foreign exchange contracts		$ 2,000
Cost | Senior Notes
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 324,746
Ending balance		$ 324,746